Commitments and Contingencies - Air Space Lease (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Air Space Lease [Line Items]
2013	$ 288,000
2014	288,000
2015	289,000
2016	289,000
2017	288,000
Thereafter	2,862,000
Total	4,304,000
Plaza Las Fuentes
Air Space Lease [Line Items]
Air space lease expense	$ 300,000	$ 400,000	$ 500,000